Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Tax on cash flow hedge gain	$ 15,438	$ (5,420)	$ 14,425
Actuarial gain (loss) on pension obligations, tax	$ (812)	$ (332)	$ 48